Fair Value Measurements - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair value assets transfer from Level 1 to Level 2	$ 0	$ 0
Fair value assets transfer from Level 2 to Level 1	0	0
Fair value liabilities transfer from Level 1 to Level 2	0	0
Fair value liabilities transfer from Level 2 to Level 1	$ 0	$ 0